Consolidated Statement of Financial Position ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Non-current assets
Property, plant and equipment	¥ 4,258,760	$ 658,100	¥ 4,210,444
Investment property	5,829	901	6,552
Intangible assets	1,483,968	229,315	954,144
Investment in associates	2,393	370	1,955
Investment in joint ventures	227,120	35,096	273,991
Deferred tax assets	400,198	61,842	422,960
Long-term bank deposits	140,000	21,634	50,000
Right-of-use assets	384,001	59,339	415,384
Capitalized contract cost	127,704	19,734	136,457
Non-current assets	7,029,973	1,086,331	6,471,887
Current assets
Inventories	4,471,195	690,927	2,824,137
Trade and other receivables	8,459,088	1,307,170	8,190,293
Other current assets	23,164	3,579	26,956
Cash and cash equivalents	5,877,647	908,264	5,753,268
Short-term bank deposits	258,756	39,985	356,543
Restricted cash	171,135	26,445	231,107
Current assets	19,260,985	2,976,370	17,382,304
Total assets	26,290,958	4,062,701	23,854,191
Equity
Issued capital	2,081,138	321,595	2,081,138
Statutory reserves	307,165	47,466	304,307
Capital reserves	30,704	4,745	30,704
Retained earnings	6,756,976	1,044,145	6,456,802
Other components of equity	(161,359)	(24,935)	(105,422)
Equity attributable to equity holders of the parent	9,014,624	1,393,016	8,767,529
Non-controlling interests	2,818,086	435,474	2,805,856
Total equity	11,832,710	1,828,490	11,573,385
Non-current liabilities
Loans and borrowings	500,000	77,264
Lease liabilities	17,023	2,631	31,374
Contract liabilities	67,269	10,395	53,813
Deferred tax liabilities	112,456	17,378	153,486
Deferred grants	518,142	80,068	656,776
Other payables	191,563	29,602	176,302
Non-current liabilities	1,406,453	217,338	1,071,751
Current liabilities
Trade and other payables	10,110,968	1,562,432	8,468,091
Loans and borrowings	1,730,000	267,334	2,055,046
Other liabilities			999
Lease liabilities	22,755	3,516	28,633
Contract liabilities	868,193	134,161	382,809
Provision for taxation	50,801	7,850	55,446
Provision	269,078	41,580	218,031
Current liabilities	13,051,795	2,016,873	11,209,055
Total liabilities	14,458,248	2,234,211	12,280,806
Total equity and liabilities	¥ 26,290,958	$ 4,062,701	¥ 23,854,191